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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended:    3/31/2000
                                                           -----------------
              Check here if Amendment[ ]: Amendment Number:
                                                           -----------------

                            This Amendment (Check only one):
                            [   ] is a restatement
                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     LONGVIEW MANAGEMENT GROUP, LLC
          ----------------------------------------------------------------------
Address:  222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
          ----------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Form 13F File Number 28-  4651
                          ------------------------------------------------------

                    The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:      Richard Boberg
           ---------------------------------------------------------------------
Title:     Vice President
           ---------------------------------------------------------------------
Phone:     312-236-6300
           ---------------------------------------------------------------------

Signature, Place, and Date of Signing:
\S\Richard Boberg
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
May 5, 2000
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
Form 13F File Number 28-
                         -------------------------------------------------------
Name
         -----------------------------------------------------------------------
(Repeat as necessary.)

                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Manager:
              None
              ------------------------------------------------------------------

Form 13F Information Table Entry Total:
              65
              ------------------------------------------------------------------
Form 13F Information Table Value Total:
              $ 45,759 (thousands)
              --------

 THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F
                    file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.           None
              ------------------------------------------------------------------
Form 13F File Number 28-
                               -------------------------------------------------
Name
              ------------------------------------------------------------------
(Repeat as necessary.)

                               13F HOLDINGS REPORT
                                     3/31/00


              Item 1:                   Item 2:         Item 3:               Item 4:                      Item 5:


              NAME OF                  TITLE OF          CUSIP                  FAIR                      SHARES OR
               ISSUER                    CLASS          NUMBER              MARKET VALUE               PRINCIPLE AMOUNT
AT & T CORP                          Stock              001957109                    303                           5,374  SH
ABBOTT LABORATORIES                  Stock              002824100                    372                          10,561  SH
AETNA INC                            Stock              008117103                  1,275                          22,977  SH
ALBERTSONS INC                       Stock              013104104                     25                             824  SH
ALLSTATE CORPORATION                 Stock              020002101                     81                           3,382  SH
BANK ONE CORP.                       Stock              06423A103                 17,995                         523,492  SH
BAUSCH & LOMB INC.                   Stock              071707103                     47                             907  SH
BAXTER INTERNATIONAL                 Stock              071813109                    140                           2,227  SH
BLACK & DECKER MFG CO                Stock              091797100                     45                           1,200  SH
BOEING CO                            Stock              097023105                    875                          23,146  SH
BURLINGTON NTHRN SANTA FE            Stock              12189T104                    775                          34,045  SH
CATELLUS DEVELOPMENT CORP            Stock              149111106                     75                           5,396  SH
CERIDIAN CORP                        Stock              15677T106                     96                           5,000  SH
CHASE MANHATTAN CORP NEW             Stock              16161A108                  1,213                          13,916  SH
COMPUTER ASSOC INTL                  Stock              204912109                    989                          16,902  SH
DIAL CORP NEW                        Stock              25247D101                     25                           1,800  SH
DUKE ENERGY CORP.                    Stock              264399106                     87                           1,649  SH
DUN & BRADSTREET (NEW)               Stock              26483B106                     74                           2,600  SH
EMERSON ELECTRIC                     Stock              291011104                  4,920                          92,613  SH
FED HOME LOAN MTG CORP               Stock              313400301                    577                          13,061  SH
FANNIE MAE                           Stock              313586109                  2,009                          35,517  SH
FINOVA GROUP INC                     Stock              317928109                     19                             900  SH
FIRST DATA CORP                      Stock              319963104                     89                           2,000  SH
FORD MOTOR CO                        Stock              345370100                     38                             824  SH
FORTUNE BRANDS INC                   Stock              349631101                     50                           2,000  SH
GENERAL DYNAMICS                     Stock              369550108                    678                          13,632  SH
GENERAL ELECTRIC                     Stock              369604103                  1,356                           8,715  SH
HELLER FINANCIAL INC                 Stock              423328103                     69                           3,000  SH
HILTON HOTELS                        Stock              432848109                  1,501                         193,652  SH
HONEYWELL INTERNATIONAL INC.         Stock              438516106                    192                           3,649  SH
HOST MARRIOTT CORP NEW               Stock              44107P104                     56                           6,278  SH
IMATION CORPORATION                  Stock              45245A107                    101                           3,800  SH
KNIGHT RIDDER INC                    Stock              499040103                     82                           1,600  SH
LEE ENTERPRISES                      Stock              523768109                     57                           2,200  SH
LILLY ELI & CO.                      Stock              532457108                     74                           1,188  SH
LUCENT TECHNOLOGIES INC              Stock              549463107                    240                           3,867  SH
MAYTAG CORP                          Stock              578592107                  1,131                          34,141  SH
MCCORMICK & CO INC N VTG             Stock              579780206                     71                           2,200  SH
MERCK & CO                           Stock              589331107                    709                          11,411  SH
J.P. MORGAN                          Stock              616880100                    970                           7,366  SH
MORGAN STANLEY, DEAN WITTER & CO.    Stock              617446448                    107                           1,286  SH
OCEAN ENERGY INC TEXAS               Stock              67481E106                    101                           7,005  SH
PARK PLACE ENTERTAINMENT CORP.       Stock              700690100                  2,239                         193,652  SH
J.C. PENNEY INC.                     Stock              708160106                     56                           3,734  SH
PITNEY BOWES INC                     Stock              724479100                    250                           5,600  SH
PLACER DOME INC                      Stock              725906101                      0                              20  SH
PROCTER & GAMBLE                     Stock              742718109                    113                           1,985  SH
PROVIDIAN FINANCIAL CORP.            Stock              74406A102                     81                             931  SH
RALSTON PURINA GROUP                 Stock              751277302                     66                           2,400  SH
SBC COMMUNICATIONS                   Stock              78387G103                     69                           1,649  SH
SARA LEE CORP                        Stock              803111103                     26                           1,438  SH
SCHLUMBERGER LTD                     Stock              806857108                    306                           4,001  SH
SEAGRAM COMPANY LTD                  Stock              811850106                    118                           1,978  SH
SEARS ROEBUCK & CO                   Stock              812387108                     56                           1,824  SH
SOUTHERN COMPANY                     Stock              842587107                     47                           2,179  SH
SUNGARD DATA SYS INC                 Stock              867363103                    348                           9,211  SH
SUPERVALU INC.                       Stock              868536103                     31                           1,649  SH

TOTAL                                                                             43,494                       1,359,554
TOSCO CORP                           Stock              891490302                     21                             678  SH
U S INDUSTRIES, INC (NEW)            Stock              912080108                     40                           3,600  SH
UNIV HEALTH SERV CLASS B             Stock              913903100                     44                             907  SH
VIAD CORP                            Stock              92552R109                     41                           1,800  SH
WARNER LAMBERT COMPANY               Stock              934488107                    290                           2,968  SH
WASHINGTON MUTUAL INC.               Stock              939322103                     74                           2,800  SH
XEROX CORPORATION                    Stock              984121103                  1,681                          64,668  SH
PARTNERRE LTD                        Stock              G6852T105                     74                           2,000  SH


     THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED
SEPARATELY WITH THE SEC.





TOTAL                                                                              2,265                          79,420





              Item 1:                                Item 6:           Item 7:                   Item 8:
                                                Investment Discr                            Voting Authority

              NAME OF
               ISSUER                         SOLE  SHARED  OTHER     MANAGERS            SOLE   SHARED   NONE
AT & T CORP                               X                          Longview            5,374
ABBOTT LABORATORIES                       X                          Longview           10,561
AETNA INC                                 X                          Longview           22,977
ALBERTSONS INC                            X                          Longview              824
ALLSTATE CORPORATION                      X                          Longview            3,382
BANK ONE CORP.                            X                          Longview          523,492
BAUSCH & LOMB INC.                        X                          Longview              907
BAXTER INTERNATIONAL                      X                          Longview            2,227
BLACK & DECKER MFG CO                     X                          Longview            1,200
BOEING CO                                 X                          Longview           23,146
BURLINGTON NTHRN SANTA FE                 X                          Longview           34,045
CATELLUS DEVELOPMENT CORP                 X                          Longview            5,396
CERIDIAN CORP                             X                          Longview            5,000
CHASE MANHATTAN CORP NEW                  X                          Longview           13,916
COMPUTER ASSOC INTL                       X                          Longview           16,902
DIAL CORP NEW                             X                          Longview            1,800
DUKE ENERGY CORP.                         X                          Longview            1,649
DUN & BRADSTREET (NEW)                    X                          Longview            2,600
EMERSON ELECTRIC                          X                          Longview           92,613
FED HOME LOAN MTG CORP                    X                          Longview           13,061
FANNIE MAE                                X                          Longview           35,517
FINOVA GROUP INC                          X                          Longview              900
FIRST DATA CORP                           X                          Longview            2,000
FORD MOTOR CO                             X                          Longview              824
FORTUNE BRANDS INC                        X                          Longview            2,000
GENERAL DYNAMICS                          X                          Longview           13,632
GENERAL ELECTRIC                          X                          Longview            8,715
HELLER FINANCIAL INC                      X                          Longview            3,000
HILTON HOTELS                             X                          Longview          193,652
HONEYWELL INTERNATIONAL INC.              X                          Longview            3,649
HOST MARRIOTT CORP NEW                    X                          Longview            6,278
IMATION CORPORATION                       X                          Longview            3,800
KNIGHT RIDDER INC                         X                          Longview            1,600
LEE ENTERPRISES                           X                          Longview            2,200
LILLY ELI & CO.                           X                          Longview            1,188
LUCENT TECHNOLOGIES INC                   X                          Longview            3,867
MAYTAG CORP                               X                          Longview           34,141
MCCORMICK & CO INC N VTG                  X                          Longview            2,200
MERCK & CO                                X                          Longview           11,411
J.P. MORGAN                               X                          Longview            7,366
MORGAN STANLEY, DEAN WITTER & CO.         X                          Longview            1,286
OCEAN ENERGY INC TEXAS                    X                          Longview            7,005
PARK PLACE ENTERTAINMENT CORP.            X                          Longview          193,652
J.C. PENNEY INC.                          X                          Longview            3,734
PITNEY BOWES INC                          X                          Longview            5,600
PLACER DOME INC                           X                          Longview               20
PROCTER & GAMBLE                          X                          Longview            1,985
PROVIDIAN FINANCIAL CORP.                 X                          Longview              931
RALSTON PURINA GROUP                      X                          Longview            2,400
SBC COMMUNICATIONS                        X                          Longview            1,649
SARA LEE CORP                             X                          Longview            1,438
SCHLUMBERGER LTD                          X                          Longview            4,001
SEAGRAM COMPANY LTD                       X                          Longview            1,978
SEARS ROEBUCK & CO                        X                          Longview            1,824
SOUTHERN COMPANY                          X                          Longview            2,179
SUNGARD DATA SYS INC                      X                          Longview            9,211
SUPERVALU INC.                            X                          Longview            1,649

TOTAL                                                                                1,359,554

TOSCO CORP                                X                          Longview              678
U S INDUSTRIES, INC (NEW)                 X                          Longview            3,600
UNIV HEALTH SERV CLASS B                  X                          Longview              907
VIAD CORP                                 X                          Longview            1,800
WARNER LAMBERT COMPANY                    X                          Longview            2,968
WASHINGTON MUTUAL INC.                    X                          Longview            2,800
XEROX CORPORATION                         X                          Longview           64,668
PARTNERRE LTD                             X                          Longview            2,000


     THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED
SEPARATELY WITH THE SEC.





TOTAL                                                                                   79,420